Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class (a),(b)
Account Value	$ 11,952	$ 11,603	$ 11,566	$ 12,240	$ 12,033	$ 11,476	$ 10,788	$ 10,760	$ 10,773	$ 10,242	$ 10,000
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class (a)
Account Value	$ 11,921	11,589	11,548	12,230	12,029	11,486	10,803	10,772	10,791	10,254	10,000
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class (a)
Account Value	$ 11,881	11,553	11,515	12,197	12,001	11,454	10,785	10,758	10,773	10,242	10,000
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class (a)
Account Value	$ 11,902	11,563	11,534	12,208	12,011	11,464	10,794	10,767	10,781	10,250	10,000
Columbia Oregon Intermediate Municipal Bond Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges) (a)
Account Value	$ 11,241	10,957	10,948	11,627	11,468	10,973	10,358	10,357	10,398	9,910	9,700
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value	$ 12,507	12,126	12,011	12,720	12,398	11,798	11,023	10,962	10,915	10,287	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	$ 12,301	$ 12,188	$ 13,095	$ 12,678	$ 12,033	$ 11,214	$ 11,104	$ 11,075	$ 10,356	$ 10,000